As filed with the Securities and Exchange Commission on March 30,
2004
                                                          File Nos.
                                                           33-23493
                                                           811-5583

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  39                    (X)

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  40                                   (X)

       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                (formerly Franklin Valuemark Funds)
        (Exact Name of Registrant as Specified in Charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, Including Area Code (650) 312-2000
      a)     KAREN L. SKIDMORE, ESQ., ONE FRANKLIN PARKWAY, SAN MATEO,
                          CA 94403-1906
        (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2004 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On [] pursuant to paragraph (b) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment, post-effective amendment #39, which relates to the Trust's previously filed post-effective amendment #38, filed February 13, 2004, ("PEA 38") is being filed to (1) prevent PEA 38 from becoming automatically effective 60 days after filing or being accelerated to effectiveness on April 1, 2004, as requested in the February 13, 2004, letter to the Commission accompanying PEA 38; and (2) extend the date for effectiveness of PEA 38 to May 1, 2004; and to 2) extend the date for effectiveness of PEA 38 to May 1, 2004, to coincide with the annual update of the Trust's disclosure. PEA 38 was filed in connection with the introduction of Class 3 shares for certain funds.



       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                (formerly Franklin Valuemark Funds)
                   File Nos. 33-23493 & 811-5583

                             FORM N-1A
                              PART C
                         Other Information

ITEM 23.   EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)  Declaration of Trust

     (i)   Agreement and Declaration of Trust, dated April 20, 1988
           Filing: Post-Effective Amendment No. 16 to
           Registration Statement on Form N-1A
           File No. 33-23493
           Filing Date: August 18, 1995

     (ii) Certificate of Amendment of Agreement and Declaration of Trust, dated October 21, 1988
           Filing: Post-Effective Amendment No. 16 to
           Registration Statement on Form N-1A
           File No. 33-23493
           Filing Date: August 18, 1995

     (iii) Certificate of Amendment of Agreement and Declaration of
           Trust
           Filing:  Post-Effective Amendment No.26
           File No. 33-23493
           Filing Date:  November 30, 1998

     (iv) Certificate of Amendment of Agreement and Declaration of Trust, as filed on July 1, 1999
           Filing:  Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date:  April 29, 2000

      (v)  Certificate of Amendment of Agreement and Declaration of
           Trust

           to be filed by amendment

 (b)  By-Laws.

     (i)   By-Laws
           Filing: Post-Effective Amendment No. 16 to
           Registration Statement on Form N-1A
           File No. 33-23493
           Filing Date: August 18, 1995

     (ii)  Certificate of Amendment of By-Laws, dated May 16, 1995
           Filing: Post-Effective Amendment No. 16 to
           Registration Statement on Form N-1A
           File No. 33-23493
           Filing Date: August 18, 1995

(c)  Instruments Defining Rights Of Security Holders

           Not Applicable

(d)  Investment Advisory Contracts.

     (i) Management Agreement between the Fund and Franklin Advisers, Inc., dated January 24, 1989
           Filing:  Post-Effective Amendment No. 16 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: August 18, 1995

     (ii)  Addendum to Investment Management Agreement, dated March 14,
           1989
           Filing:  Post-Effective Amendment No. 16 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: August 18, 1995

     (iii) Sub-Advisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, on behalf of
           Templeton International Securities Fund, dated as of January 1, 2001
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

     (iv) Management Agreement between the Fund, on behalf of Franklin Rising Dividends Fund, and Franklin Advisory
           Services, LLC, dated April 1, 1999
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

     (v) Investment Management Agreement between the Fund, on behalf of Templeton Global Growth, and Templeton,
           Galbraith & Hansberger Ltd., dated March 15, 1994
           Filing: Post-Effective Amendment No. 16 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: August 18, 1995

     (vi) Investment Advisory Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Templeton
           Investment Counsel, LLC, dated as of January 1,
           2001
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

     (vii) Sub-Advisory Agreement between Templeton Investment Counsel, LLC, on behalf of Templeton Asset Strategy Fund, and Franklin Advisers, Inc., dated as of July 19,
           2001
           Filing: Post Effective Amendment No. 35 to Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2002

   (viii) Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, and Templeton Asset Management, Ltd., dated as of May 1, 2000
           Filing:  Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date:  April 29, 2000

     (ix) Management Agreement between the Fund, on behalf of Capital Growth Fund, and Franklin Advisers, Inc., dated
           January 18, 1996
           Filing: Post-Effective Amendment No. 18 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: February 14, 1996

     (x) Sub-Advisory Agreement between Templeton Global Advisors Limited, on behalf of Templeton Growth Securities
           Fund, and Templeton Asset Management Limited, dated as of December 31, 2001
           Post Effective Amendment No. 35 to Registration
           Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2002

     (xi)  Amendment to Management Agreement between the Fund and
           Franklin Advisers, Inc., dated August 1, 1995
           Filing:  Post-Effective Amendment No. 20 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: August 30, 1996

     (xii) Management Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares
           Securities Fund, and Franklin Mutual Advisers,
           LLC, formerly Franklin Mutual Advisers, Inc., dated October 18, 1996
           Filing:  Post-Effective Amendment No. 22 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: February 28, 1997

    (xiii) Management Agreement between the Fund, on behalf of Franklin Value Securities Fund, and Franklin
           Advisory Services, LLC, dated April 1, 1999
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

    (xiv) Investment Advisory Agreement between the Fund, on behalf of Franklin Strategic Income Fund, and Franklin
           Advisers, Inc., dated as of May 1, 2000
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date:  April 29, 2000

(e)  Underwriting Contracts.

     (i)  Distribution Agreement between the Fund and
          Franklin/Templeton Distributors, Inc.
          Filing:  Post-Effective Amendment No.26
          File No. 33-23493
          Filing Date:  November 30, 1998

(f)  Bonus Or Profit Sharing Contracts.

          Not Applicable

(g)  Custodian Agreements.

     (i) Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of International Equity Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992
          Filing:  Post-Effective Amendment No. 16 to
          Registration Statement of the Fund on Form N-1A
          File No. 33-23493
          Filing Date:  August 18, 1995

    (ii) Custody Agreement between the Fund, on behalf of Templeton Developing Markets Equity Fund and Templeton
          Global Growth Fund, and The Chase Manhattan Bank,
          N.A., dated March 15, 1994
          Filing:  Post-Effective Amendment No. 16 to
          Registration Statement of the Fund on Form N-1A
          File No. 33-23493
          Filing Date:  August 18, 1995

    (iii) Master Custody Agreement between the Fund and Bank of New York, dated February 16, 1996
          Filing:  Post-Effective Amendment No. 19 to
          Registration Statement of the Fund on Form N-1A
          File No. 33-23493
          Filing Date: April 24, 1996

    (iv) Terminal Link Agreement between the Fund and Bank of New York, dated February 16, 1996.
          Filing:  Post-Effective Amendment No. 19 to
          Registration Statement of the Fund on Form N-1A
          File No. 33-23493
          Filing Date: April 24, 1996

    (v) Amendment to Global Custody Agreement between the Fund and The Chase Manhattan Bank, N.A., dated April 1, 1996
          Filing:  Post-Effective Amendment No. 23 to
          Registration Statement of the Fund on Form N-1A
          File No. 33-23493
          Filing Date: April 29, 1997

    (vi) Amendment to Master Custody Agreement between the Fund and Bank of New York, dated April 1, 1996
          Filing:  Post-Effective Amendment No. 23 to
          Registration Statement of the Fund on Form N-1A
          File No. 33-23493
          Filing Date: April 29, 1997

    (vii) Letter Agreement between the Fund and Bank of New York, dated April 22, 1996
          Filing:  Post-Effective Amendment No. 19 to
          Registration Statement of the Fund on Form N-1A
          File No. 33-23493
          Filing Date: April 24, 1996

   (viii) Custody Agreement between the Fund, on behalf of Mutual
          Discovery Securities Fund and Mutual Shares
          Securities Fund, and State Street Bank and Trust
          Company, dated November 8, 1996
          Filing:  Post-Effective Amendment No. 23 to
          Registration Statement of the Fund on Form N-1A
          File No. 33-23493
          Filing Date: April 29, 1997

    (ix) Global Custody Agreement, effective as of May 1, 2000, between The Chase Manhattan Bank, N.A. and the Fund
           Filing:  Post Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date:  April 29, 2000

     (x)   Master Custody Agreement, Exhibit A, revised August 30, 2000,
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

     (xi)  Amendment dated May 16, 2001, to the Master Custody
           Agreement between the Fund and Bank of New York, dated February 16, 1996
           Filing: Post-Effective Amendment No. 30 to
           Registration Statement of Franklin Investors
           Securities Trust on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

     (xii) Amended and Restated Foreign Custody Manager Agreement between the Fund and Bank of New York, dated as of May 16, 2001
           Filing: Post-Effective Amendment No. 30 to
           Registration Statement of Franklin Investors
           Securities Trust on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

   (xiii)  Amended Schedule 2 of the Amended and Restated Foreign
           Custody Manager Agreement between the Fund and
           Bank of New York.

(h)  Other Material Contracts.

     (i) Fund Administration Agreement between the Fund, on behalf of Templeton International Smaller Companies Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

     (ii) Fund Administration Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Franklin
           Templeton Services, LLC, dated as of January 1,
           2001
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

     (iii) Fund Administration Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares
           Securities Fund, and Franklin Templeton Services,
           LLC, dated as of January 1, 2001
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

     (iv) Fund Administration Agreement between the Fund, on behalf of Franklin Value Securities Fund and Franklin
           Templeton Services, LLC, dated as of January 1,
           2001
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

     (v) Fund Administration Agreement between the Fund, on behalf of Franklin Small Cap Fund, and Franklin Templeton
           Services, LLC, dated as of January 1, 2001
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

     (vi) Fund Administration Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, and
           Franklin Templeton Services, LLC, dated as of
           January 1, 2001
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

     (vii) Fund Administration Agreement between the Fund, on behalf of Templeton International Securities Fund, and
           Franklin Templeton Services, LLC, dated as of
           January 1, 2001
           Filing: Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: March 1, 2001

(i)  Legal Opinion.

      (i)  Legal Opinion, Securities Act of 1933, dated February 5, 1999
           Filing:  Post Effective Amendment No. 27 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date:  February 25, 1999

(j)  Other Opinions.

     (i)   Consent of independent auditors

           to be filed by amendment

(k)  Omitted Financial Statements.

            Not Applicable

(l)  Initial Capital Agreement.

     (i)   Letter of Understanding dated April 11, 1995
           Filing:  Post-Effective Amendment No. 16 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: August 18, 1995

     (ii)  Letter of Understanding dated September 12, 1995
           Filing:  Post-Effective Amendment No. 17 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493

           Filing Date: October 27, 1996
     (iii) Letter of Understanding dated April 4, 1996
           Filing:  Post-Effective Amendment No. 19 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: April 24, 1996

     (iv)  Letter of Understanding dated October 21, 1996
           Filing:  Post-Effective Amendment No. 21 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: October 31, 1996

      (v)  Letter of Understanding dated April 23, 1998
           Filing:  Post-Effective Amendment No. 24 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date: April 30, 1998

(m)  Rule 12b-1 Plan

     i. Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the
           Fund
           Filing:  Post Effective Amendment No.26
           File No. 33-23493
           Filing Date:  November 30, 1998

     ii.   Class 2 Distribution Plan pursuant to Rule 12b-1 for
           Franklin Strategic Income Securities Fund, dated as of May 1, 2000
           Filing:  Post-Effective Amendment No. 33 to
           Registration Statement of the Fund on Form N-1A
           File No. 33-23493
           Filing Date:  April 29, 2000

     iii.  Class 3 Distribution Plan pursuant to Rule 12b-1 for
           Templeton Developing Markets Securities Fund and
           Templeton Foreign Securities Fund

(n)  Rule 18F-3Plan.

      (i)   Multiple Class Plan for all series of the Fund
            Filing:  Post Effective Amendment No.26
            File No. 33-23493
            Filing Date:  November 30, 1998

      (ii)  Multiple Class Plan adopted on behalf of Templeton
            Developing Markets Securities Fund and Templeton
            Foreign Securities Fund

(p)   Code of Ethics

      (i)   Code of Ethics
            Filing:  Registration Statement of the Fund on
            Form N-1A
            File No. 33-23493
            Filing Date:  February 14, 2004

(q)  Power of Attorney

      (ii)  Power of Attorney, dated as of the 16th of March, 2004

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
THE FUND

            None

ITEM 25.    INDEMNIFICATION

      Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      (i) The officers and directors of the Fund's investment advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Franklin Advisers, Inc., (Advisers) the investment manager or sub-adviser of 16 of the Fund's series, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

      (ii) Templeton Investment Counsel, LLC, formerly Templeton
           Investment Counsel, Inc.

           Templeton Investment Counsel, LLC. (Investment Counsel), an indirect, wholly owned subsidiary of Resources, serves as adviser to Templeton Global Asset Allocation Fund and Templeton Foreign Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of Investment Counsel and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

     (iii) Templeton Global Advisers Limited, formerly known as
           Templeton Galbraith and Hansberger Ltd.

           Templeton Global Advisers Limited (Templeton Nassau), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Growth Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Templeton Nassau (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of Templeton Nassau and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

      (iv) Templeton Asset Management Ltd., formerly known as
           Templeton Investment Management (Singapore) Pte Ltd.

           Templeton Asset Management Ltd. (TAML), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Securities Fund and as sub-advisor to Templeton Growth Securities Fund, furnishing to the investment manager in that capacity portfolio management services and investment research. For information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of TAML and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

      (v)  Franklin Advisory Services, LLC, formerly Franklin
           Advisory Services,
           Inc.

           Franklin Advisory Services, LLC (Franklin New Jersey), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Franklin Rising Dividends Securities Fund and Franklin Small Cap Value Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Franklin New Jersey (SEC File 801-51967), incorporated herein by reference, which set forth the officers and directors of Franklin New Jersey and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

      (vi) Franklin Mutual Advisers, LLC, formerly Franklin Mutual
           Advisers, Inc.

           Franklin Mutual Advisers, LLC (Mutual Advisers), an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Mutual Discovery Securities Fund and Mutual Shares Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Series Fund Inc.
Franklin Mutual Recovery Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906

ITEM 29.   MANAGEMENT SERVICES

           Not Applicable

ITEM 30.   UNDERTAKINGS

           Not Applicable



                                SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of March, 2004.

                     FRANKLIN TEMPLETON VARIABLE INSURANCE
                     PRODUCTS TRUST
                     (Fund)

                     /s/ DAVID P. GOSS
                     David P. Goss
                     Vice President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*        Chief Executive Officer -
Rupert H. Johnson, Jr.         Investment Management
                               and Trustee
                               Dated:  March 29, 2004

JIMMY D. GAMBILL*              Chief Executive Officer
Jimmy D. Gambill               - Finance and Administration
                               Dated: March 29, 2004

DIOMEDES LOO-TAM*              Chief Financial Officer
Diomedes Loo-Tam               Dated:  March 29, 2004

FRANK H. ABBOTT III*           Trustee
Frank H. Abbott III            Dated: March 29, 2004

HARRIS J. ASHTON*              Trustee
Harris J. Ashton               Dated: March 29, 2004

S. JOSEPH FORTUNATO*           Trustee
S. Joseph Fortunato            Dated: March 29, 2004

ROBERT F. CARLSON*             Trustee
Robert F. Carlson              Dated: March 29 2004

CHARLES B. JOHNSON*            Trustee
Charles B. Johnson             Dated: March 29, 2004

FRANK W.T. LAHAYE*             Trustee
Frank W.T. LaHaye              Dated: March 29, 2004

GORDON S. MACKLIN*             Trustee
Gordon S. Macklin              Dated: March 29, 2004

CHRISTOPHER H. PINKERTON*      Trustee
Christopher H. Pinkerton       Dated:  March 29, 2004



/s/KAREN L. SKIDMORE
Karen L. Skidmore
Assistant Vice President and Assistant
Secretary
(Pursuant to power of attorney attached)



       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                      REGISTRATION STATEMENT
                          EXHIBITS INDEX

EXHIBIT NO      DESCRIPTION

The following exhibits are attached:

EX-99 a(v)      Certificate of Amendment of Agreement and     *
                Declaration of Trust
                Services, LLC, dated January 1, 2001


EX-99 j(i)      Consent of Independent Auditors               *

EX-99 m(vi)     Class 3 Distribution Plan for Templeton
                Templeton Foreign Securities Fund

EX-99 m(vii)    Class 3 Distribution Plan for Templeton
                Templeton Developing Markets Securities Fund

EX-99 n(iv)     Multiple Class Plan for Templeton Developing
                Markets Securities Fund and Templeton
                Foreign Securities Fund

EX-99.q(i)      Power of Attorney from Officers and
                Trustees of the Registrant


 *To be filed by amendment